Inventories, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory valuation reserves	$ 11.8	$ 12.0
Inventory write-down	$ 4.7	$ 13.2